Capital Stock and Changes in Capital Accounts, textuals 1 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Feb. 24, 2014	Dec. 31, 2013
Preferred Stock
Proceeds from issuance of preferred stock, net of expenses	$ 62,698
Dividends on series B preferred stock	(5,080)
Common Stock
Common Stock Shares Authorized	200,000,000		200,000,000
Common Stock Par Or Stated Value Per Share	$ 0.01		$ 0.01
Common Stock Shares Issued	81,859,821		82,841,370
Common Stock Shares Outstanding	81,859,821		82,841,370
[PreferredStockMember]
Preferred Stock
Preferred Stock Shares Authorized	25,000,000		25,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01		$ 0.01
Preferred Stock Shares Issued	2,600,000
[PreferredStockMember] | [SeriesAPreferredStockMember]
Preferred Stock
Preferred Stock Shares Authorized	1,000,000
Preferred Stock Shares Issued	0
Preferred Stock Shares Outstanding	0
[PreferredStockMember] | [SeriesBPreferredStockMember]
Preferred Stock
Preferred Stock Shares Authorized	5,000,000
Preferred Stock Par Or Stated Value Per Share		$ 0.01
Preferred Stock Shares Issued	2,600,000	2,600,000
Shares Issued Price Per Share		$ 25
Preferred Stock Liquidation Preference Per Share		$ 25
Proceeds from issuance of preferred stock, net of expenses		62,698
Preferred Stock Shares Outstanding	2,600,000
Preferred Stock Voting Rights	Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred Stock Dividend Rate Percentage		8.875%
Preferred Stock Dividend Rate Per Dollar Amount		$ 2.21875
Dividends on series B preferred stock	$ 5,080